Income tax (Details Narrative)	5 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Notes and other explanatory information [abstract]
Tax rate effect from change in tax rate	41.00%	40.00%	45.00%